Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of Information Related to Stock Options	A summary of information related to stock options for the years ended December 31, 2023 and 2022 is as follows:
	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of December 31, 2021	590,073	$0.49	$-
Granted	639,682	$0.49
Exercised	-	-
Forfeited	(368,446)
Outstanding as of December 31, 2022	861,309	$0.49	$-
Granted	765,477	$0.75
Exercised	-	-
Forfeited	(111,400)	$0.60
Outstanding as of December 31, 2023	1,515,386	$0.61	$5,111,928
Exercisable as of December 31, 2023	722,264	$0.66	$2,413,853
Exercisable and expected to vest at December 31, 2023	1,515,386	$0.61	$5,111,928

Schedule of Stock Options were Valued Using the Range of Inputs	The stock options were valued using the Black-Scholes pricing model using the range of inputs as indicated below:
	Years Ended
	December 31,
	2023	2022
Risk-free interest rate	3.58% - 3.91%	2.98%
Expected term (in years)	5.52-6.27	6.0-6.3
Expected volatility	75.0%	79.1%
Expected dividend yield	0%	0%

Schedule of Stock-Based Compensation Expense	Stock-based compensation expense for stock options and restricted common stock (Note 9) was classified in the statements of operations as follows:
	Years Ended
	December 31,
	2023	2022
General and administrative	$59,002	$23,650
Operations	49,139	14,625
Research and development	416,838	152,739
Sales and marketing	19,396	4,042
	$544,375	$195,056